Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 30, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 30, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 29, 2019	Jun. 28, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025
Guinness Atkinson Alternative Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name																																									Alternative Energy Fund
Accumulated Value	$ 10,000	$ 7,955	$ 8,608	$ 7,955	$ 7,501	$ 7,813	$ 7,131	$ 7,472	$ 7,784	$ 8,409	$ 8,605	$ 8,662	$ 8,320	$ 8,120	$ 7,272	$ 8,270	$ 8,670	$ 8,413	$ 9,468	$ 7,501	$ 10,067	$ 12,691	$ 17,653	$ 17,881	$ 18,680	$ 18,680	$ 19,136	$ 17,339	$ 14,915	$ 14,972	$ 16,711	$ 18,252	$ 18,081	$ 15,086	$ 16,313	$ 16,228	$ 15,715	$ 17,170	$ 14,382	$ 13,667	$ 16,126
Guinness Atkinson Asia Focus Fund
Account Value [Line Items]
Line Graph and Table Measure Name																																									Asia Focus Fund
Accumulated Value	10,000	8,027	8,305	8,322	8,692	9,788	9,069	10,444	11,135	11,977	13,340	13,435	12,698	12,290	10,614	12,394	12,298	12,318	13,715	10,839	12,729	14,352	17,271	17,874	17,779	15,766	16,180	13,931	12,993	10,371	11,645	12,409	12,277	11,923	12,336	12,111	12,378	13,476	12,875	13,086	$ 14,732
Guinness Atkinson China & Hong Kong Fund
Account Value [Line Items]
Line Graph and Table Measure Name																																									China & Hong Kong Fund
Accumulated Value	10,000	7,834	8,365	7,902	7,988	9,090	8,612	9,920	10,655	11,576	12,819	12,974	12,448	11,589	10,229	11,943	11,710	11,239	13,296	10,806	12,045	13,131	15,228	16,098	15,898	13,843	14,208	12,054	12,635	9,503	10,847	11,154	10,217	9,494	9,271	8,803	8,515	10,273	9,277	10,238	$ 10,362
Guinness Atkinson Global Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name																																									Global Energy Fund
Accumulated Value	10,000	7,598	7,574	7,884	8,710	8,824	9,621	8,886	8,159	8,994	9,520	9,139	10,593	10,669	7,719	8,885	8,676	8,165	8,520	4,347	5,024	4,282	5,605	6,891	7,592	7,894	8,183	9,960	9,448	9,097	10,992	10,581	10,511	11,870	11,278	12,427	12,427	11,689	11,085	12,102	$ 11,674
Guinness Atkinson Global Innovators Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																									Global Innovators Fund - Investor Class
Accumulated Value	10,000	9,036	9,719	9,672	9,491	10,417	10,643	11,631	12,410	13,497	14,341	14,494	14,377	14,329	11,932	14,069	14,463	14,726	16,346	13,701	17,450	19,383	22,260	23,190	25,467	24,902	27,051	23,851	19,145	17,479	19,023	22,008	24,006	23,293	26,505	29,725	31,369	32,157	31,684	30,569	$ 34,952
Guinness Atkinson Global Innovators Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																																									Global Innovators Fund - Institutional Class
Accumulated Value	10,000	9,036	9,719	9,679	9,503	10,439	10,673	11,668	12,456	13,558	14,414	14,577	14,465	14,426	12,023	14,184	14,590	14,864	16,514	13,846	17,650	19,613	22,535	23,493	25,814	25,259	27,462	24,224	19,462	17,774	19,356	22,409	24,459	23,750	27,041	30,349	32,048	32,869	32,405	31,290	$ 35,796
Guinness Atkinson Alternative Energy Fund | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																									MSCI World Index (Net Return)
Accumulated Value	10,000	9,155	9,659	9,625	9,722	10,195	10,384	11,046	11,491	12,047	12,710	12,547	12,765	13,401	11,603	13,051	13,573	13,646	14,814	11,695	13,959	15,066	17,169	18,014	19,409	19,408	20,915	19,837	16,627	15,598	17,121	18,444	19,704	19,022	21,193	23,076	23,683	25,190	25,151	24,700	$ 27,533
Guinness Atkinson Asia Focus Fund | MSCI AC Far East ex Japan Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																									MSCI AC Far East ex Japan Index (Net Return)
Accumulated Value	10,000	8,192	8,551	8,743	8,747	9,676	9,082	10,260	11,180	11,971	12,911	13,106	12,338	12,153	10,956	12,266	12,167	11,628	13,087	10,871	12,648	13,943	16,495	16,893	17,434	15,321	15,106	13,748	12,622	10,452	11,848	12,609	12,158	11,601	12,204	12,386	13,177	14,675	13,719	14,149	$ 16,036
Guinness Atkinson China & Hong Kong Fund | MSCI China Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																									MSCI China Index (Net Return)
Accumulated Value	10,000	7,729	8,040	7,654	7,663	8,729	8,112	9,160	10,129	11,613	12,498	12,725	12,280	11,358	10,139	11,932	11,453	10,912	12,517	11,238	12,957	14,576	16,209	16,140	16,506	13,507	12,688	10,888	11,259	8,726	9,906	10,372	9,365	9,184	8,797	8,604	9,214	11,378	10,505	12,083	$ 12,326
Guinness Atkinson Global Energy Fund | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																									MSCI World Index (Net Return)
Accumulated Value	10,000	9,155	9,659	9,625	9,722	10,195	10,384	11,046	11,491	12,047	12,710	12,547	12,765	13,401	11,603	13,051	13,573	13,646	14,814	11,695	13,959	15,066	17,169	18,014	19,409	19,408	20,915	19,837	16,627	15,598	17,121	18,444	19,704	19,022	21,193	23,076	23,683	25,190	25,151	24,700	$ 27,533
Guinness Atkinson Global Innovators Fund | Investor Class | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																									MSCI World Index (Net Return)
Accumulated Value	10,000	9,155	9,659	9,625	9,722	10,195	10,384	11,046	11,491	12,047	12,710	12,547	12,765	13,401	11,603	13,051	13,573	13,646	14,814	11,695	13,959	15,066	17,169	18,014	19,409	19,408	20,915	19,837	16,627	15,598	17,121	18,444	19,704	19,022	21,193	23,076	23,683	25,190	25,151	24,700	$ 27,533
Guinness Atkinson Global Innovators Fund | Institutional Class | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																									MSCI World Index (Net Return)
Accumulated Value	10,000	9,155	9,659	9,625	9,722	10,195	10,384	11,046	11,491	12,047	12,710	12,547	12,765	13,401	11,603	13,051	13,573	13,646	14,814	11,695	13,959	15,066	17,169	18,014	19,409	19,408	20,915	19,837	16,627	15,598	17,121	18,444	19,704	19,022	21,193	23,076	23,683	25,190	25,151	24,700	$ 27,533
Guinness Atkinson Global Energy Fund | MSCI World Energy Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																									MSCI World Energy Index (Net Return)
Accumulated Value	$ 10,000	$ 8,192	$ 8,133	$ 8,550	$ 9,453	$ 9,587	$ 10,294	$ 9,784	$ 9,300	$ 10,131	$ 10,805	$ 10,221	$ 11,520	$ 11,610	$ 9,094	$ 10,408	$ 10,245	$ 9,653	$ 10,135	$ 5,596	$ 6,522	$ 5,481	$ 6,946	$ 8,459	$ 9,194	$ 9,315	$ 9,731	$ 12,714	$ 12,063	$ 11,889	$ 14,209	$ 13,723	$ 13,653	$ 15,189	$ 14,569	$ 15,990	$ 15,777	$ 15,397	$ 14,962	$ 16,471	$ 15,644